Eaton Vance

Oregon Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,134,378
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	722,947

		$1,857,325

Education — 5.3%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$564,815
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,068,500
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,147,140
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,023,520
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	588,920
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	587,240
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/45	1,000	1,148,540

		$7,128,675

Electric Utilities — 4.2%
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	$500	$599,740
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/34(1)	500	592,820
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/36(1)	500	587,695
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/39(1)	1,300	1,514,240
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,393,040

		$5,687,535

Escrowed/Prerefunded — 3.3%
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	$250	$255,327
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	255,685
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,668,240
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,211,420

		$4,390,672

General Obligations — 45.7%
Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,734,605
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	450,885
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,163,770
Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, (0.00% until 6/15/20), 6/15/27	1,280	1,563,968
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,529,874
Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,747,725

Security	Principal Amount (000’s omitted)	Value
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	$525	$629,601
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,758,441
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	152,722
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	292,580
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	351,955
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,461,560
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,953,606
Jackson County School District No. 6, Central Point, 0.00%, 6/15/42	610	296,539
Jackson County School District No. 6, Central Point, 0.00%, 6/15/45	1,000	431,420
Jackson County School District No. 6, Central Point, 4.00%, 6/15/38	1,385	1,595,174
Klamath County School District, 5.00%, 6/15/29	1,155	1,296,499
Lake Oswego, 4.00%, 12/1/31	1,000	1,166,610
Lake Oswego, 5.00%, 6/1/33	2,450	2,746,180
Medford, 5.00%, 7/15/32	545	610,787
Metro, 4.00%, 6/1/31	1,365	1,593,706
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,901,400
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/35	1,000	1,248,390
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/39	1,910	2,357,990
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,839,540
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,481,900
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	870	872,349
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,423,996
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,159,130
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	846,120
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	556,052
Portland Community College District, 5.00%, 6/15/32	795	963,659
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,285,850
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	290	290,673
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,744,987
Redmond, 5.00%, 6/1/28	605	694,570
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	420,463
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,753,106
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	826,670
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	974,248
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	868,003
Tigard-Tualatin School District No. 23J, Washington and Clackamas Counties, 5.00%, 6/15/40	5,000	6,286,650
Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,279,120
Winston-Dillard School District No. 116, 0.00%, 6/15/35	230	149,843
Winston-Dillard School District No. 116, 0.00%, 6/15/36	435	274,128
Winston-Dillard School District No. 116, 0.00%, 6/15/39	605	341,172

		$61,368,216

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.3%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$352,870
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,356,036
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	273,298
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,718,791
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,712,250
Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 1.13%, 8/1/34(2)	2,925	2,925,000
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,180,260
Salem Hospital Facility Authority, (Salem Health), 5.00%, 5/15/44	3,000	3,615,270

		$15,133,775

Housing — 2.5%
Oregon Housing and Community Services Department, (AMT), 3.45%, 1/1/33	$1,510	$1,581,242
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	1,790	1,793,258

		$3,374,500

Industrial Development Revenue — 0.9%
Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,184,588

		$1,184,588

Insured-Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,126,468
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,961,729

		$4,088,197

Insured-General Obligations — 6.1%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,320,480
Newport, (AGC), 0.00%, 6/1/28	1,000	845,540
Newport, (AGC), 0.00%, 6/1/29	1,225	1,003,312
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,001,196

		$8,170,528

Insured-Hospital — 3.8%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,084,240
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	2,055	1,968,423

		$5,052,663

Insured-Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,121,920

		$1,121,920

Other Revenue — 3.1%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$265,196
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,320,220
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,566,912

		$4,152,328

Senior Living/Life Care — 1.5%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$462,293
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	865,275
Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	643,935

		$1,971,503

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.4%
Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,835,625

		$1,835,625

Transportation — 2.2%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,390,239
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,607,385

		$2,997,624

Water and Sewer — 1.9%
Clackamas River Water, 5.00%, 11/1/29	$100	$117,482
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,311,960
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,126,060

		$2,555,502

Total Tax-Exempt Investments — 98.4% (identified cost $123,603,674)		$132,071,176

Other Assets, Less Liabilities — 1.6%		$2,111,134

Net Assets — 100.0%		$134,182,310

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $3,294,495 or 2.5% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$132,071,176	$—	$132,071,176
Total Investments	$—	$132,071,176	$—	$132,071,176

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.